Lease liability (Tables)	12 Months Ended
Dec. 31, 2013
Lease liability [Abstract]
Activity Related to Lease Liability
The following table summarizes the activity related to the lease liability for the year ended December 31, 2012 and 2013 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2012	$828	$854	$1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Charges utilized	(248)	(505)	(753)
Additional charges to operations	70	595	665
Balance at December 31, 2013	500	472	972
Less current portion	(242)	(423)	(665)
Total long-term lease liability	$258	$49	$307